3. Accounts Receivable (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Billed accounts receivable	$ 417,841	$ 353,778	$ 419,802
Unbilled accounts receivable	72,539	233,869	703,691
Allowance for doubtful accounts	(43,903)	(41,985)	0
Total accounts receivable, net	$ 446,477	$ 545,662	$ 1,123,493